Summary of Variable Annuity Contracts with Guarantees (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 273.6	$ 301.3
Net amount at risk	[1]	$ 8.5	$ 15.3
Average attained age of contract holders		66 years	66 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 19.8	$ 22.9
Net amount at risk	[2]	$ 2.5	$ 2.5
Weighted average waiting period until annuitization or guarantee date		0 years	0 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 18.6	$ 19.6
Net amount at risk	[3]	0.4	0.3
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		65.3	83.4
Net amount at risk	[4]	$ 1.4	$ 2.4
Weighted average waiting period until annuitization or guarantee date		2 years	3 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.